Other comprehensive income (loss) and accumulated other comprehensive items (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Other comprehensive income (loss) and accumulated other comprehensive items
Other comprehensive loss before reclassifications	$ (40,467)
Other comprehensive loss	(40,467)
Balance at the end of the period	(40,467)
Unrealized Losses On Marketable Securities
Other comprehensive income (loss) and accumulated other comprehensive items
Other comprehensive loss before reclassifications	(40,467)
Other comprehensive loss	(40,467)
Balance at the end of the period	$ (40,467)